Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 Ook [Member]	Dec. 31, 2012 TagWorks	Dec. 31, 2012 Servalite [Member]
Reconciliation of Estimated Fair Value of Acquired Assets and Assumed Liabilities

The following table reconciles the estimated fair value of the acquired assets and assumed liabilities to the total purchase price of the Paulin Acquisition:

Accounts receivable	$17,259
Inventory	55,051
Other current assets	2,656
Property and equipment	14,937
Goodwill	12,974
Intangibles	18,814

Total assets acquired	121,691
Less:
Deferred income taxes	5,471
Liabilities assumed	12,804

Total purchase price	$103,416

The following table reconciles the estimated fair value of the acquired Ook Acquisition assets and assumed liabilities to the total purchase price:

Account receivable	$2,186
Inventory	2,082
Deferred income taxes	854
Goodwill	3,765
Intangibles	7,690

Total assets acquired	16,577
Less:
Liabilities assumed	1,766

Total purchase price	$14,811

The following table reconciles the estimated fair value of the acquired TagWorks assets and assumed liabilities to the total purchase price:

Account receivable	$735
Inventory	1,086
Other current assets	217
Deferred income taxes	24
Property and equipment	17,403
Goodwill	14,996
Intangibles	34,840

Total assets acquired	69,301
Less:
Liabilities assumed	4,622

Total purchase price	$64,679

The following table reconciles the fair value of the acquired assets and assumed liabilities to the total purchase price:

Account receivable	$2,633
Inventory	5,485
Other current assets	86
Deferred income taxes	1,341
Property and equipment	49
Goodwill	4,537
Intangibles	9,100

Total assets acquired	23,231
Less:
Liabilities assumed	1,714

Total purchase price	$21,517

Summary of Pro-Forma Financial Statements of Company

The following table indicates the pro-forma financial statements of the Company for the three months ended March 31, 2013 and 2012. The pro-forma financial statements give effect to the acquisition of Paulin as if it had occurred on January 1, 2012:

	(Unaudited) Three Months Ended March 31, 2013	(Unaudited) Three Months Ended March 31, 2012
Net Sales	$159,849	$164,046
Net Loss	(5,050)	(2,854)